Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$385,302.63

Principal:
Principal Collections	$8,271,297.36
Prepayments in Full	$2,727,368.88
Liquidation Proceeds	$48,127.21
Recoveries	$72,978.09
Sub Total	$11,119,771.54
Collections	$11,505,074.17

Purchase Amounts:
Purchase Amounts Related to Principal	$129,389.09
Purchase Amounts Related to Interest	$651.17
Sub Total	$130,040.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,635,114.43

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,635,114.43
Servicing Fee	$101,533.78	$101,533.78	$0.00	$0.00	$11,533,580.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,533,580.65
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,533,580.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,533,580.65
Interest - Class A-4 Notes	$8,659.96	$8,659.96	$0.00	$0.00	$11,524,920.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,524,920.69
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$11,457,038.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,457,038.02
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$11,405,736.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,405,736.77
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$11,343,912.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,343,912.19
Regular Principal Payment	$10,816,302.76	$10,816,302.76	$0.00	$0.00	$527,609.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$527,609.43
Residual Released to Depositor	$0.00	$527,609.43	$0.00	$0.00	$0.00
Total		$11,635,114.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,816,302.76
Total					$10,816,302.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,318,276.96	$71.44	$8,659.96	$0.08	$7,326,936.92	$71.52
Class B Notes	$3,498,025.80	$73.86	$67,882.67	$1.43	$3,565,908.47	$75.29
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$10,816,302.76	$6.72	$189,668.46	$0.12	$11,005,971.22	$6.84

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$7,318,276.96	0.0714396	$0.00	0.0000000
Class B Notes	$47,360,000.00	1.0000000	$43,861,974.20	0.9261397
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$117,818,276.96	0.0731681	$107,001,974.20	0.0664509

Pool Information
Weighted Average APR	3.894%	3.921%
Weighted Average Remaining Term	19.15	18.53
Number of Receivables Outstanding	16,989	16,112
Pool Balance	$121,840,539.55	$110,581,156.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$117,818,276.96	$107,001,974.20
Pool Factor	0.0739244	0.0670930

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$3,579,182.05
Targeted Overcollateralization Amount	$3,579,182.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,579,182.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$83,200.76
(Recoveries)		143	$72,978.09
Net Loss for Current Collection Period			$10,222.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1007%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6810%
Second Prior Collection Period			(0.2668)%
Prior Collection Period			0.7712%
Current Collection Period			0.1056%
Four Month Average (Current and Prior Three Collection Periods)			0.3227%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,717	$12,791,482.02
(Cumulative Recoveries)			$2,632,570.17
Cumulative Net Loss for All Collections Periods			$10,158,911.8500
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6164%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,904.34
Average Net Loss for Receivables that have experienced a Realized Loss			$1,512.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.51%	277	$2,778,110.28
61-90 Days Delinquent	0.20%	20	$218,824.91
91-120 Days Delinquent	0.03%	2	$38,351.30
Over 120 Days Delinquent	0.68%	54	$753,010.82
Total Delinquent Receivables	3.43%	353	$3,788,297.31

Repossession Inventory:
Repossessed in the Current Collection Period		7	$92,819.36
Total Repossessed Inventory		16	$183,595.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5910%
Prior Collection Period			0.5356%
Current Collection Period			0.4717%
Three Month Average			0.5328%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer